RESTRUCTURING	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
RESTRUCTURING	RESTRUCTURING
North America Operating Unit Restructuring
In November 2022, the Company announced a restructuring program for our North America operating unit designed to better align its operating structure with its customers and bottlers. The evolved operating structure will bring together all bottler-related components (franchise leadership, commercial leadership, digital, governance and technical innovation) and will help streamline how we work. The Company incurred pretax expenses of $27 million and $38 million during the years ended December 31, 2023 and 2022, respectively, related to this restructuring program. These expenses were recorded in the line item other operating charges in our consolidated statements of income. Refer to Note 20 for the impact these charges had on our operating segments and Corporate. This restructuring program was substantially complete as of December 31, 2023, and remaining accrued amounts were paid in 2024.
Productivity and Reinvestment Program
In February 2012, the Company announced a productivity and reinvestment program designed to strengthen our brands and reinvest our resources to drive long-term profitable growth. This program was expanded multiple times, with the last expansion occurring in April 2017. While most of the initiatives included in this program were substantially completed by the end of 2024, certain initiatives, which are primarily designed to further simplify and standardize our organization, have been delayed and will be completed during 2025.
The Company has incurred total pretax expenses of $4,426 million related to our productivity and reinvestment program since it commenced. These expenses were recorded in the line items other operating charges and other income (loss) — net in our consolidated statements of income. Refer to Note 20 for the impact these charges had on our operating segments and Corporate. Outside services reported in the table below primarily include costs associated with outplacement and consulting activities. Other direct costs reported in the table below include, among other items, internal and external costs associated with the development, communication, administration and implementation of these initiatives; accelerated depreciation on certain fixed assets; contract termination fees; and relocation costs.
The following table summarizes the balance of accrued expenses related to these productivity and reinvestment initiatives and the changes in the accrued amounts (in millions):

	Severance Pay and Benefits	Outside Services	Other Direct Costs	Total
2022
Accrued balance at beginning of year	$12	$—	$5	$17
Costs incurred	(4)	81	8	85
Payments	(2)	(81)	(11)	(94)
Noncash and exchange	(2)	—	—	(2)
Accrued balance at end of year	$4	$—	$2	$6
2023
Accrued balance at beginning of year	$4	$—	$2	$6
Costs incurred	(1)	131	34	164
Payments	—	(124)	(42)	(166)
Noncash and exchange	—	(7)	6	(1)
Accrued balance at end of year	$3	$—	$—	$3
2024
Accrued balance at beginning of year	$3	$—	$—	$3
Costs incurred	—	60	73	133
Payments	(3)	(60)	(72)	(135)
Accrued balance at end of year	$—	$—	$1	$1